UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common Stock [Member] USD ($) shares	Common Stock [Member] JPY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Treasury Shares [Member] USD ($) shares	Treasury Shares [Member] JPY (¥) shares	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	USD ($)	JPY (¥)
Beginning balance, value at Dec. 31, 2024 | ¥		¥ 80,500,000		¥ 748,840,080		¥ (100,012,265)		¥ 311,527,646		¥ 1,040,855,461
Beginning balance, shares at Dec. 31, 2024 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Net income | ¥								122,540,262		122,540,262
Ending balance, value at Mar. 31, 2025 | ¥		¥ 80,500,000		748,840,080		¥ (100,012,265)		434,067,908		1,163,395,723
Ending balance, shares at Mar. 31, 2025 | shares	25,310,660	25,310,660			(400,041)	(400,041)
Beginning balance, value at Dec. 31, 2025 | ¥		¥ 409,833,241		786,906,631		¥ (100,012,265)		749,987,263		1,846,714,870
Beginning balance, shares at Dec. 31, 2025 | shares	26,560,660	26,560,660			(400,041)	(400,041)
Net income | ¥								124,328,004		124,328,004
Ending balance, value at Mar. 31, 2026		¥ 409,833,241		¥ 786,906,631		¥ (100,012,265)		¥ 874,315,267	$ 12,390,262	¥ 1,971,042,874
Ending balance, shares at Mar. 31, 2026 | shares	26,560,660	26,560,660			(400,041)	(400,041)
Ending balance, shares at Mar. 31, 2026 | shares	26,560,660	26,560,660			(400,041)	(400,041)
Ending balance, value at Mar. 31, 2026 | $	$ 2,576,271		$ 4,946,610		$ (628,692)		$ 5,496,073		$ 12,390,262